Guarantees (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Guarantee Obligations [Line Items]
Environmental, health and safety, tax employment matters	$ 189	$ 144
Service and product warranties and product performance guarantees - beginning of year	1,332	1,468
Warranties and performance guarantees issued	313	325
Settlements made	(287)	(277)
Product warranty accrual - other	2	(184)
Service and product warranties and product performance guarantees - end of period	1,360	1,332
Credit Facilities And Debt Obligations Unconsolidated Subsidiaries [Member]
Guarantee Obligations [Line Items]
Guarantee Obligations Maximum Exposure	231	240
Guarantee Obligations Current Carrying Value	6	2
Commercial Aerospace [Member]
Guarantee Obligations [Line Items]
Guarantee Obligations Maximum Exposure	615	346
Guarantee Obligations Current Carrying Value	25	7
Performance Guarantee [Member]
Guarantee Obligations [Line Items]
Guarantee Obligations Maximum Exposure	150	33
Guarantee Type Increase	112
Guarantee Obligations Current Carrying Value	$ 0	$ 0